Reconciliation of Segment Operating Income to Net Income from Continuing Operations (Detail) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment operating income	$ 98,404	$ 38,856	$ 173,581	$ 48,057
Interest expense	13,665	14,760	27,792	29,501
Interest income	(132)	(111)	(227)	(175)
Income taxes	31,781	9,385	54,907	7,795
Net income (loss) from continuing operations	$ 53,090	$ 14,822	$ 91,109	$ 10,936